Tax-Free Income Fund	07/01/2010 - 06/30/2011

ICA File Number: 811-2684
Reporting Period: 07/01/2010 - 06/30/2011
T. Rowe Price Tax-Free Income Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2010 to 06/30/2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2011

============================= TAX-FREE INCOME FUND =============================

JAMES CITY COUNTY VIRGINIA 5.50% NOTES DUE JULY 1, 2037

Ticker:       N/A            Security ID:  47029WAW7
Meeting Date: JUN 15, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to Proposed Actions             N/A       Yes          Management

==================================== END NPX REPORT =================================